Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term California Municipal Fund))	0 Months Ended
	Nov. 28, 2011
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years, (or life of class, if less)	3.85%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	2.18%
10 Years, (or life of class, if less)	2.42%	[1]
Class A
Average Annual Return:
1 Year	(0.05%)
5 Years	2.30%
10 Years, (or life of class, if less)	3.74%
Inception Date	Feb. 25, 2004
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.05%)
5 Years	2.30%
10 Years, (or life of class, if less)	3.74%
Inception Date	Feb. 25, 2004
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.62%
5 Years	2.60%
10 Years, (or life of class, if less)	3.85%
Inception Date	Feb. 25, 2004
Class B
Average Annual Return:
1 Year	(1.16%)
5 Years	1.94%
10 Years, (or life of class, if less)	3.80%
Inception Date	Feb. 25, 2004
Class C
Average Annual Return:
1 Year	1.80%
5 Years	2.26%
10 Years, (or life of class, if less)	3.46%
Inception Date	Feb. 25, 2004

[1]	From 2/29/04